CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY AND MEMBERS' EQUITY - USD ($)		Members' Units	Common Stock	Accumulated (Deficit) Equity	Retained (Deficit) Earnings	Total
Beginning balance at Dec. 31, 2021		$ (3,181,103)
Beginning balance (Units) at Dec. 31, 2021		5,000,000
Member's Equity
Members' contributions		$ 190,000
Members' contributions - accounts payable with Member		139,920
Member's withdrawals		(1,133,240)
Ending balance at Dec. 31, 2022		$ (3,786,949)				$ (3,786,949)
Ending balance (units) at Dec. 31, 2022		5,000,000
Shareholders' Equity
Net (loss) income		$ 197,474				197,474
Members' contributions		145,500
Member's withdrawals		(59,294)
Common shares issued in exchange for common units		$ 3,700,743
Common shares issued in exchange for common units (Shares)		(5,000,000)
Common shares issued for services			$ 714	$ 2,498,286		2,499,000
Common shares issued for services (Shares)			714,000
Issuance of preferred stock	[1]		$ 1			1
Issuance of preferred stock (Shares)	[1]		5,000
Aggregate purchase price			$ 109	380,141		380,250
Number of shares issued			108,642
Net (loss) income					$ (2,034,074)	(2,034,074)
Ending Balance at Mar. 31, 2023	[1]		$ 5,823	(827,316)	(2,034,074)	(2,855,566)
Balance at the bend (in shares) at Mar. 31, 2023	[1]		5,822,642
Beginning balance at Dec. 31, 2022		$ (3,786,949)				(3,786,949)
Beginning balance (Units) at Dec. 31, 2022		5,000,000
Shareholders' Equity
Net (loss) income						854,187
Ending Balance at Sep. 30, 2023	[1]		$ 6,108	172,358	854,187	1,032,654
Balance at the bend (in shares) at Sep. 30, 2023	[1]		6,108,359
Beginning balance at Dec. 31, 2022		$ (3,786,949)				(3,786,949)
Beginning balance (Units) at Dec. 31, 2022		5,000,000
Member's Equity
Members' contributions		$ 145,500
Member's withdrawals		(59,294)
Common shares issued in exchange for common units		$ 3,700,743	$ 5,000	(3,705,743)		(3,700,743)
Common shares issued in exchange for common units (Shares)		(5,000,000)	5,000,000
Shareholders' Equity
Common shares issued for services			$ 714	2,498,286		2,499,000
Common shares issued for services (Shares)			714,000
Issuance of preferred stock			$ 1			1
Issuance of preferred stock (Shares)			5,000
Aggregate purchase price			$ 447	1,564,781		1,565,228
Number of shares issued			447,220
Common shares issued in exchange for convertible debt			$ 45	154,955		155,000
Common shares issued in exchange for convertible debt (Shares)			44,286
Net (loss) income					10,145	10,145
Ending Balance at Dec. 31, 2023			$ 6,206	512,279	10,145	528,631
Balance at the bend (in shares) at Dec. 31, 2023			6,205,506
Shareholders' Equity
Aggregate purchase price			$ 143	499,837		499,980
Number of shares issued			142,859
Net (loss) income					(540,089)	(540,089)
Ending Balance at Jun. 30, 2023	[1]		$ 5,966	(327,479)	(2,574,163)	(2,895,675)
Balance at the bend (in shares) at Jun. 30, 2023	[1]		5,965,501
Shareholders' Equity
Aggregate purchase price			$ 142	499,837		499,979
Number of shares issued			142,858
Net (loss) income					3,428,350	3,428,350
Ending Balance at Sep. 30, 2023	[1]		$ 6,108	172,358	854,187	1,032,654
Balance at the bend (in shares) at Sep. 30, 2023	[1]		6,108,359
Shareholders' Equity
Aggregate purchase price			$ 3		11,997	12,000
Number of shares issued			3,429
Net (loss) income					(859,032)	(859,032)
Ending Balance at Mar. 31, 2024			$ 6,209	524,276	(848,887)	$ (318,401)
Balance at the bend (in shares) at Mar. 31, 2024			6,208,935
Shareholders' Equity
Number of shares issued						3,429
Net (loss) income						$ (3,026,033)
Ending Balance at Sep. 30, 2024			$ 6,209	524,276	(3,015,888)	(2,485,402)
Balance at the bend (in shares) at Sep. 30, 2024			6,208,935
Shareholders' Equity
Net (loss) income					(1,089,759)	(1,089,759)
Ending Balance at Jun. 30, 2024			$ 6,209	524,276	(1,938,646)	(1,408,160)
Balance at the bend (in shares) at Jun. 30, 2024			6,208,935
Ending Balance at Jun. 30, 2024			$ 6,209	524,276	(1,938,646)	(1,408,160)
Balance at the bend (in shares) at Jun. 30, 2024			6,208,935
Ending Balance at Sep. 30, 2024			$ 6,209	524,276	(3,015,888)	(2,485,402)
Balance at the bend (in shares) at Sep. 30, 2024			6,208,935
Shareholders' Equity
Net (loss) income					(1,077,242)	(1,077,242)
Ending Balance at Sep. 30, 2024			$ 6,209	$ 524,276	$ (3,015,888)	$ (2,485,402)
Balance at the bend (in shares) at Sep. 30, 2024			6,208,935

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.